VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value
U.S. Government Securities—3.5%
U.S. Treasury Bonds
1.875%, 11/15/51	$ 11,825	$ 6,522
4.000%, 11/15/52	2,140	1,864
3.625%, 5/15/53	1,070	870
4.250%, 2/15/54	8,335	7,604
4.250%, 8/15/54	1,010	922
U.S. Treasury Notes
4.375%, 8/15/26	3,030	3,036
3.875%, 8/15/34	6,290	5,947
Total U.S. Government Securities (Identified Cost $28,481)		26,765

Foreign Government Securities—10.9%
Abu Dhabi Government International Bond
144A 5.000%, 4/30/34(2)	500	499
144A 3.875%, 4/16/50(2)	1,087	830
Arab Republic of Egypt
144A 5.875%, 2/16/31(2)	1,314	1,094
144A 8.500%, 1/31/47(2)	1,064	825
Benin Government International Bond 144A 7.960%, 2/13/38(2)	65	61
Bolivarian Republic of Venezuela 9.375%, 1/13/34(3)	2,011	316
Brazil Notas do Tesouro Nacional Series F 10.000%, 1/1/31	9,400BRL	1,212
Costa Rica Government
144A 6.550%, 4/3/34(2)	411	418
144A 7.300%, 11/13/54(2)	180	186
Czech Republic Government Bond 1.750%, 6/23/32	40,000CZK	1,406
Dominican Republic
144A 5.500%, 2/22/29(2)	241	233
144A 4.875%, 9/23/32(2)	1,519	1,353
Dubai Government International Bonds RegS 3.900%, 9/9/50(4)	480	348
Federal Republic of Ethiopia 144A 6.625%, 12/11/24(2)(3)	821	651
Federative Republic of Brazil
3.875%, 6/12/30	691	608
6.250%, 3/18/31	320	312
6.000%, 10/20/33	884	825
7.125%, 5/13/54	1,306	1,214
Finance Department Government of Sharjah 144A 4.000%, 7/28/50(2)	1,650	1,060
Gaci First Investment Co. RegS 4.875%, 2/14/35(4)	775	729
Honduras Government
144A 8.625%, 11/27/34(2)	560	557
RegS 5.625%, 6/24/30(4)	665	594
Hungary Government International Bond 144A 6.250%, 9/22/32(2)	1,406	1,434
	Par Value(1)	Value

Foreign Government Securities—continued
Islamic Republic of Pakistan 144A 7.375%, 4/8/31(2)	$ 275	$ 229
Kingdom of Bahrain 144A 5.625%, 5/18/34(2)(5)	1,040	941
Kingdom of Jordan 144A 5.850%, 7/7/30(2)	405	370
Kingdom of Morocco 144A 3.000%, 12/15/32(2)	1,913	1,559
Lebanon Government International Bond RegS 7.000%, 3/23/32(3)(4)	1,029	133
Malaysia Government Bond 2.632%, 4/15/31	6,970MYR	1,460
Mex Bonos Desarr 7.750%, 11/13/42	36,100MXN	1,326
Oman Government International Bond 144A 6.750%, 1/17/48(2)	1,211	1,228
Republic of Angola 144A 8.750%, 4/14/32(2)	1,254	1,105
Republic of Argentina 0.750%, 7/9/30(6)	5,333	4,109
Republic of Armenia 144A 3.600%, 2/2/31(2)	450	370
Republic of Chile 5.330%, 1/5/54	1,853	1,716
Republic of Colombia 8.000%, 11/14/35	3,457	3,478
Republic of Ecuador
144A 6.900%, 7/31/30(2)(6)	1,245	865
RegS 6.900%, 7/31/30(4)(6)	1,475	1,025
Republic of Gabon
144A 6.950%, 6/16/25(2)	190	184
144A 6.625%, 2/6/31(2)	148	110
Republic of Ghana
144A 0.000%, 7/3/26(2)(7)	18	17
144A 5.000%, 7/3/29(2)(6)	511	439
144A 0.000%, 1/3/30(2)(7)	31	24
RegS 0.000%, 7/3/26(4)(7)	8	7
RegS 5.000%, 7/3/29(4)(6)	58	50
RegS 0.000%, 1/3/30(4)(7)	13	10
RegS 5.000%, 7/3/35(4)(6)	84	58
Republic of Guatemala
144A 6.600%, 6/13/36(2)	1,211	1,198
144A 6.550%, 2/6/37(2)	482	473
RegS 4.875%, 2/13/28(4)	620	598
Republic of Indonesia
2.850%, 2/14/30	1,980	1,770
4.750%, 9/10/34	2,151	2,041
5.100%, 2/10/54(5)	182	167
See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
Republic of Iraq RegS 5.800%, 1/15/28(4)	$ 1,131	$ 1,100
Republic of Ivory Coast
144A 6.375%, 3/3/28(2)	240	238
144A 6.125%, 6/15/33(2)	245	218
Republic of Nigeria
144A 7.143%, 2/23/30(2)	772	696
144A 7.375%, 9/28/33(2)	1,317	1,126
Republic of Panama
3.875%, 3/17/28	655	604
7.500%, 3/1/31	352	357
8.000%, 3/1/38	1,435	1,439
Republic of Paraguay 144A 6.000%, 2/9/36(2)	504	499
Republic of Peru
3.000%, 1/15/34	1,560	1,256
5.875%, 8/8/54	417	397
Republic of Philippines
4.750%, 3/5/35	1,523	1,445
3.700%, 3/1/41	1,565	1,244
Republic of Poland 4.875%, 10/4/33	1,028	986
Republic of Serbia 144A 6.500%, 9/26/33(2)	851	874
Republic of South Africa
5.875%, 6/22/30	1,518	1,450
5.650%, 9/27/47	335	250
8.750%, 2/28/48	32,300ZAR	1,376
144A 7.100%, 11/19/36(2)	278	270
Republic of Sri Lanka
144A 4.000%, 4/15/28(2)	117	109
144A 3.100%, 1/15/30(2)(6)	92	75
144A 3.350%, 3/15/33(2)(6)	180	133
144A 3.600%, 6/15/35(2)(6)	121	87
144A 3.600%, 5/15/36(2)(6)	84	63
144A 3.600%, 2/15/38(2)(6)	169	126
Republic of Turkiye
7.625%, 4/26/29	1,435	1,487
9.125%, 7/13/30	2,566	2,839
7.625%, 5/15/34	1,329	1,351
6.625%, 2/17/45	953	803
Republic of Zambia
144A 5.750%, 6/30/33(2)(6)	533	467
144A 0.500%, 12/31/53(2)	101	58
Republica Orient Uruguay 4.975%, 4/20/55	801	709
Romania Government International Bond
144A 7.125%, 1/17/33(2)	764	773
	Par Value(1)	Value

Foreign Government Securities—continued
144A 6.375%, 1/30/34(2)	$ 595	$ 568
Saudi International Bond
144A 4.875%, 7/18/33(2)	2,176	2,103
144A 4.500%, 10/26/46(2)	3,640	2,939
State of Qatar 144A 3.750%, 4/16/30(2)	1,110	1,055
Trinidad & Tobago Government International Bond
144A 5.950%, 1/14/31(2)	315	308
144A 6.400%, 6/26/34(2)	187	184
RegS 6.400%, 6/26/34(4)	1,044	1,026
Ukraine Government Bond
144A 1.750%, 2/1/29(2)(6)	24	17
144A 0.000%, 2/1/30(2)(6)	4	2
144A 0.000%, 2/1/34(2)(6)	17	7
144A 1.750%, 2/1/34(2)(6)	24	14
144A 0.000%, 2/1/35(2)(6)	14	8
144A 1.750%, 2/1/35(2)(6)	96	53
144A 0.000%, 2/1/36(2)(6)	12	7
144A 1.750%, 2/1/36(2)(6)	4	2
RegS 1.750%, 2/1/29(4)(6)	98	67
RegS 0.000%, 2/1/30(4)(6)	30	16
RegS 0.000%, 2/1/34(4)(6)	113	47
RegS 1.750%, 2/1/34(4)(6)	201	113
RegS 0.000%, 2/1/35(4)(6)	362	213
RegS 1.750%, 2/1/35(4)(6)	194	107
RegS 0.000%, 2/1/36(4)(6)	80	47
RegS 1.750%, 2/1/36(4)(6)	62	34
United Mexican States
3.500%, 2/12/34	450	358
6.350%, 2/9/35	3,301	3,227
6.338%, 5/4/53	1,210	1,077
6.400%, 5/7/54	900	808
Uzbekistan International Bond
144A 3.700%, 11/25/30(2)	483	401

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Foreign Government Securities—continued
144A 6.900%, 2/28/32(2)	$ 709	$ 692
Total Foreign Government Securities (Identified Cost $85,827)		84,230

Mortgage-Backed Securities—19.5%
Agency—4.6%
Federal Home Loan Mortgage Corporation
Pool #SD3238 5.500%, 12/1/52	277	274
Pool #SD5594 5.500%, 7/1/53	5,405	5,344
Pool #SD6322 4.500%, 8/1/53	5,477	5,162
Pool #SD8289 5.500%, 1/1/53	2,118	2,092
Pool #SD8309 6.000%, 3/1/53	3,423	3,439
Pool #SD8317 6.000%, 4/1/53	1,111	1,118
Pool #SD8382 5.000%, 12/1/53	6,276	6,062
Federal National Mortgage Association
Pool #CB6857 4.500%, 8/1/53	2,177	2,051
Pool #FS4438 5.000%, 11/1/52	919	890
Pool #FS7751 4.000%, 3/1/53	5,417	4,958
Pool #MA4785 5.000%, 10/1/52	1,695	1,641
Pool #MA4805 4.500%, 11/1/52	1,401	1,321
Pool #MA5072 5.500%, 7/1/53	1,290	1,275
		35,627

Non-Agency—14.9%
A&D Mortgage Trust 2023-NQM3, A1 144A 6.733%, 7/25/68(2)(8)	1,958	1,973
Ajax Mortgage Loan Trust 2022-B, A1 144A 3.500%, 3/27/62(2)(8)	1,324	1,254
American Homes 4 Rent Trust 2015-SFR2, C 144A 4.691%, 10/17/52(2)	1,011	1,005
AMSR Trust
2020-SFR2, D 144A 3.282%, 7/17/37(2)	660	652
2020-SFR3, B 144A 1.806%, 9/17/37(2)	2,000	1,959
2021-SFR2, C 144A 1.877%, 8/17/38(2)	510	481
2021-SFR3, D 144A 2.177%, 10/17/38(2)	540	511
Angel Oak Mortgage Trust
2021-6, A1 144A 1.458%, 9/25/66(2)(8)	3,209	2,641
2022-5, A1 144A 4.500%, 5/25/67(2)(8)	3,065	2,977
2023-1, A1 144A 4.750%, 9/26/67(2)(8)	3,496	3,440
	Par Value(1)	Value

Non-Agency—continued
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(2)(8)	$ 78	$ 75
2019-2, A1 144A 3.347%, 4/25/49(2)(8)	189	180
2020-1, A3 144A 3.328%, 3/25/55(2)	1,183	1,039
BBCMS Mortgage Trust 2018-TALL, A (1 month Term SOFR + 0.919%, Cap N/A, Floor 0.872%) 144A 5.317%, 3/15/37(2)(8)	2,330	2,205
BBCMS Trust 2018-CBM, A (1 month Term SOFR + 1.297%, Cap N/A, Floor 1.250%) 144A 5.695%, 7/15/37(2)(8)	1,976	1,957
BPR Trust 2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 6.295%, 4/15/37(2)(8)	2,200	2,208
Bunker Hill Loan Depositary Trust 2019-2, A1 144A 2.879%, 7/25/49(2)(8)	162	157
BX Commercial Mortgage Trust 2024-XL5, A (1 month Term SOFR + 1.392%, Cap N/A, Floor 1.392%) 144A 5.789%, 3/15/41(2)(8)	1,809	1,817
BX Trust
2019-OC11, B 144A 3.605%, 12/9/41(2)	1,130	1,031
2019-OC11, D 144A 3.944%, 12/9/41(2)(8)	3,087	2,807
2022-CLS, A 144A 5.760%, 10/13/27(2)	1,773	1,781
CENT Trust 2023-CITY, A (1 month Term SOFR + 2.620%, Cap N/A, Floor 2.620%) 144A 7.017%, 9/15/38(2)(8)	1,500	1,506
Chase Home Lending Mortgage Trust
2023-RPL1, A1 144A 3.500%, 6/25/62(2)(8)	2,313	2,113
2024-RPL4, A1A 144A 3.375%, 12/25/64(2)(8)	1,716	1,528
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(2)(8)	164	147
2016-SH2, M2 144A 3.750%, 12/25/45(2)(8)	345	312
2016-SH2, M4 144A 3.750%, 12/25/45(2)(8)	1,536	1,376
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(2)(8)	846	786
Citigroup Mortgage Loan Trust, Inc. 2018-RP1, A1 144A 3.000%, 9/25/64(2)(8)	477	465
COLT Mortgage Loan Trust
2022-4, A1 144A 4.301%, 3/25/67(2)(8)	1,021	989
2022-5, A1 144A 4.550%, 4/25/67(2)(8)	1,283	1,251
2024-5, A1 144A 5.123%, 8/25/69(2)(8)	1,573	1,557
COMM Mortgage Trust 2013-300P, A1 144A 4.353%, 8/10/30(2)	1,810	1,749
CoreVest American Finance Trust 2019-3, C 144A 3.265%, 10/15/52(2)	250	223
Credit Suisse Mortgage Capital Trust 2020-RPL4, A1 144A 2.000%, 1/25/60(2)(8)	1,356	1,201

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(2)(8)	$ 275	$ 246
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(2)(8)	21	21
2022-1, A1 144A 2.206%, 1/25/67(2)(8)	638	549
ELM Trust 2024-ELM, A10 144A 5.801%, 6/10/39(2)(8)	1,719	1,736
Fashion Show Mall LLC 2024-SHOW, A 144A 5.104%, 10/10/41(2)(8)	2,870	2,825
FirstKey Homes Trust
2020-SFR1, B 144A 1.740%, 8/17/37(2)	770	754
2020-SFR2, B 144A 1.567%, 10/19/37(2)	1,245	1,211
2021-SFR1, D 144A 2.189%, 8/17/38(2)	460	436
Galton Funding Mortgage Trust 2018-1, A23 144A 3.500%, 11/25/57(2)(8)	33	30
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(2)(8)	355	357
Imperial Fund Mortgage Trust 2022-NQM3, A1 144A 4.380%, 5/25/67(2)(8)	1,054	1,029
JP Morgan Seasoned Mortgage Trust Series 2024-1, A4 144A 4.503%, 10/25/54(2)(8)	1,350	1,292
JPMorgan Chase Commercial Mortgage Securities Trust 2024-OMNI, A 144A 5.797%, 10/5/39(2)(8)	1,885	1,908
JPMorgan Chase Mortgage Trust 2014-5, B2 144A 2.697%, 10/25/29(2)(8)	237	219
Legends Outlets Kansas City KS Mortgage Secured Pass-Through Trust 2024-LGND, A 144A 6.247%, 11/5/39(2)(8)	1,664	1,663
LHOME Mortgage Trust
2022-RTL3, A1 144A 8.150%, 11/25/27(2)(8)	1,718	1,724
2024-RTL1, A1 144A 7.017%, 1/25/29(2)(8)	930	940
MetLife Securitization Trust 2017-1A, M1 144A 3.449%, 4/25/55(2)(8)	425	372
MFA Trust
2022-INV1, A1 144A 3.907%, 4/25/66(2)(8)	505	488
2022-INV2, A1 144A 4.950%, 7/25/57(2)(8)	2,391	2,378
2022-NQM2, A1 144A 4.000%, 5/25/67(2)(8)	1,159	1,097
2024-NQM2, A1 144A 5.272%, 8/25/69(2)(8)	1,203	1,190
2021-INV1, A1 144A 0.852%, 1/25/56(2)(8)	66	64
Mill City Mortgage Loan Trust
2017-1, M2 144A 3.250%, 11/25/58(2)(8)	344	338
2017-3, B1 144A 3.250%, 1/25/61(2)(8)	670	587
2019-1, M2 144A 3.500%, 10/25/69(2)(8)	779	703
	Par Value(1)	Value

Non-Agency—continued
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/38(2)	$ 1,290	$ 1,336
Morgan Stanley Residential Mortgage Loan Trust 2024-INV4, A1 144A 6.000%, 9/25/54(2)(8)	928	927
MSSG Trust 2017-237P, A 144A 3.397%, 9/13/39(2)	1,951	1,795
New Residential Mortgage Loan Trust
2016-3A, B1 144A 4.000%, 9/25/56(2)(8)	1,176	1,126
2016-4A, B1A 144A 4.500%, 11/25/56(2)(8)	331	318
2017-2A, A3 144A 4.000%, 3/25/57(2)(8)	1,188	1,134
2018-2A, A1 144A 4.500%, 2/25/58(2)(8)	24	24
2021-NQ2R, A1 144A 0.941%, 10/25/58(2)(8)	383	359
2022-NQM2, A1 144A 3.079%, 3/27/62(2)(8)	1,432	1,328
NYMT Loan Trust 2024-CP1, A1 144A 3.750%, 2/25/68(2)(8)	1,602	1,474
OBX Trust
2023-NQM5, A1A 144A 6.567%, 6/25/63(2)(8)	1,449	1,464
2023-NQM9, A1 144A 7.159%, 10/25/63(2)(8)	1,801	1,835
2024-NQM9, A1 144A 6.030%, 1/25/64(2)(8)	886	891
Palisades Mortgage Loan Trust 2021-RTL1, A1 144A 3.487%, 6/25/26(2)(8)	150	150
PMT Loan Trust
2024-INV1, A2 144A 6.000%, 10/25/59(2)(8)	1,405	1,403
2024-INV2, A1 144A 6.000%, 12/25/59(2)(8)	905	906
Preston Ridge Partners Mortgage LLC 2021-RPL1, A1 144A 1.319%, 7/25/51(2)(8)	1,106	1,006
PRET Trust 2024-RPL1, A1 144A 3.900%, 10/25/63(2)(8)	1,533	1,450
RCKT Mortgage Trust
2023-CES1, A1A 144A 6.515%, 6/25/43(2)(8)	814	822
2023-CES2, A1A 144A 6.808%, 9/25/43(2)(8)	716	726
ROCK Trust
2024-CNTR, A 144A 5.388%, 11/13/41(2)	760	758
2024-CNTR, C 144A 6.471%, 11/13/41(2)	1,595	1,611
Sequoia Mortgage Trust 2013-8, B1 3.480%, 6/25/43(8)	115	110
SG Residential Mortgage Trust 2021-1, A1 144A 1.160%, 7/25/61(2)(8)	2,136	1,711
Starwood Mortgage Residential Trust 2021-5, A2 144A 2.178%, 9/25/66(2)(8)	2,080	1,739
THPT Mortgage Trust 2023-THL, A 144A 6.994%, 12/10/34(2)(8)	1,247	1,274
Towd Point Mortgage Trust
2016-4, B1 144A 4.025%, 7/25/56(2)(8)	485	463

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Non-Agency—continued
2017-1, M1 144A 3.750%, 10/25/56(2)(8)	$ 550	$ 536
2017-4, A2 144A 3.000%, 6/25/57(2)(8)	850	789
2018-6, A1A 144A 3.750%, 3/25/58(2)(8)	39	39
2018-6, A2 144A 3.750%, 3/25/58(2)(8)	1,925	1,745
2019-2, A2 144A 3.750%, 12/25/58(2)(8)	1,798	1,604
2023-1, A1 144A 3.750%, 1/25/63(2)	1,553	1,473
2017-6, A2 144A 3.000%, 10/25/57(2)(8)	665	622
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(2)	610	594
2020-SFR2, D 144A 2.281%, 11/17/39(2)	840	763
Verus Securitization Trust
2022-5, A1 144A 3.800%, 4/25/67(2)(8)	752	703
2022-6, A1 144A 4.910%, 6/25/67(2)(8)	2,008	1,987
2022-7, A1 144A 5.152%, 7/25/67(2)(8)	2,109	2,095
2023-8, A1 144A 6.259%, 12/25/68(2)(8)	1,389	1,399
Visio Trust
2020-1R, A2 144A 1.567%, 11/25/55(2)	70	65
2022-1, A2 144A 5.850%, 8/25/57(2)(8)	857	853
		114,917

Total Mortgage-Backed Securities (Identified Cost $153,459)		150,544

Asset-Backed Securities—12.8%
Automobiles—4.3%
ACM Auto Trust 2023-2A, A 144A 7.970%, 6/20/30(2)	318	320
Arivo Acceptance Auto Loan Receivables Trust 2024-1A, B 144A 6.870%, 6/17/30(2)	1,510	1,561
Avis Budget Rental Car Funding LLC
(AESOP) 2020-1A, D 144A 3.340%, 8/20/26(2)	2,160	2,129
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(2)	841	851
(AESOP) 2024-1A, A 144A 5.360%, 6/20/30(2)	1,450	1,470
CPS Auto Receivables Trust 2023-D, C 144A 7.170%, 1/15/30(2)	1,000	1,028
DT Auto Owner Trust
2023-1A, D 144A 6.440%, 11/15/28(2)	777	789
2023-3A, C 144A 6.400%, 5/15/29(2)	485	493
	Par Value(1)	Value

Automobiles—continued
Exeter Automobile Receivables Trust
2023-2A, B 5.610%, 9/15/27	$ 888	$ 891
2023-3A, D 6.680%, 4/16/29	920	944
2024-5A, B 4.480%, 4/16/29	1,810	1,799
FHF Issuer Trust
2024-1A, B 144A 6.260%, 3/15/30(2)	1,100	1,127
2024-3A, C 144A 5.430%, 3/17/31(2)	1,700	1,683
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(2)	352	357
Flagship Credit Auto Trust 2023-1, D 144A 6.460%, 5/15/29(2)	1,780	1,772
GLS Auto Receivables Issuer Trust
2022-2A, D 144A 6.150%, 4/17/28(2)	800	808
2023-1A, B 144A 6.190%, 6/15/27(2)	520	521
Huntington Bank Auto Credit-Linked Notes 2024-1, B1 144A 6.153%, 5/20/32(2)	889	899
LAD Auto Receivables Trust
2022-1A, A 144A 5.210%, 6/15/27(2)	342	342
2023-1A, D 144A 7.300%, 6/17/30(2)	780	801
2023-2A, D 144A 6.300%, 2/15/31(2)	750	759
Lendbuzz Securitization Trust 2024-3A, B 144A 5.030%, 11/15/30(2)	1,865	1,842
Merchants Fleet Funding LLC 2023-1A, A 144A 7.210%, 5/20/36(2)	678	686
OneMain Direct Auto Receivables Trust 2022-1A, C 144A 5.310%, 6/14/29(2)	1,220	1,219
SAFCO Auto Receivables Trust 2024-1A, C 144A 6.960%, 1/18/30(2)	1,200	1,215
Tricolor Auto Securitization Trust 2023-1A, C 144A 7.240%, 2/16/27(2)	780	783
U.S. Bank N.A. 2023-1, B 144A 6.789%, 8/25/32(2)	622	631
United Auto Credit Securitization Trust
2023-1, C 144A 6.280%, 7/10/28(2)	651	652
2023-1, D 144A 8.000%, 7/10/28(2)	1,102	1,115
Veros Auto Receivables Trust 2024-1, C 144A 7.570%, 12/15/28(2)	1,600	1,656
Westlake Automobile Receivables Trust 2024-2A, B 144A 5.620%, 3/15/30(2)	1,860	1,884
		33,027

Consumer Loans—0.7%
ACHV ABS Trust
2023-3PL, B 144A 7.170%, 8/19/30(2)	15	15

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Consumer Loans—continued
2024-1PL, A 144A 5.900%, 4/25/31(2)	$ 651	$ 656
Affirm Asset Securitization Trust 2023-B, A 144A 6.820%, 9/15/28(2)	1,172	1,189
BHG Securitization Trust 2021-B, D 144A 3.170%, 10/17/34(2)	875	786
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(2)	600	603
Reach ABS Trust
2023-1A, B 144A 7.330%, 2/18/31(2)	767	775
2024-1A, B 144A 6.290%, 2/18/31(2)	1,560	1,578
Upstart Pass-Through Trust Series 2021-ST2, A 144A 2.500%, 4/20/27(2)	58	58
Upstart Securitization Trust 2023-1, A 144A 6.590%, 2/20/33(2)	12	12
		5,672

Credit Card—0.5%
Mercury Financial Credit Card Master Trust
2023-1A, A 144A 8.040%, 9/20/27(2)	1,317	1,317
2024-2A, A 144A 6.560%, 7/20/29(2)	1,430	1,447
Mission Lane Credit Card Master Trust
2023-A, A 144A 7.230%, 7/17/28(2)	746	750
2023-B, A 144A 7.690%, 11/15/28(2)	570	575
		4,089

Equipment—0.3%
Auxilior Term Funding LLC
2023-1A, D 144A 7.270%, 12/16/30(2)	740	753
2024-1A, B 144A 5.690%, 7/15/31(2)	1,520	1,532
		2,285

Other—7.0%
Affirm Asset Securitization Trust 2024-B, A 144A 4.620%, 9/15/29(2)	450	447
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(2)	1,261	1,290
Aqua Finance Trust
2019-A, C 144A 4.010%, 7/16/40(2)	517	500
2024-A, B 144A 5.060%, 4/18/50(2)	1,820	1,786
BHG Securitization Trust 2024-1CON, A 144A 5.810%, 4/17/35(2)	891	901
Bojangles Issuer LLC 2024-1A, A2 144A 6.584%, 11/20/54(2)	1,835	1,810
Business Jet Securities LLC 2024-2A, A 144A 5.364%, 9/15/39(2)	1,566	1,546
CCG Receivables Trust 2023-1, A2 144A 5.820%, 9/16/30(2)	407	410
	Par Value(1)	Value

Other—continued
Commercial Equipment Finance LLC 2024-1A, A 144A 5.970%, 7/16/29(2)	$ 1,225	$ 1,238
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(2)	482	486
Elara HGV Timeshare Issuer LLC 2023-A, A 144A 6.160%, 2/25/38(2)	626	639
FAT Brands Royalty LLC 2021-1A, A2 144A 5.750%, 4/25/51(2)	809	688
Foundation Finance Trust 2023-2A, A 144A 6.530%, 6/15/49(2)	672	692
HIN Timeshare Trust 2020-A, C 144A 3.420%, 10/9/39(2)	514	491
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(2)	1,734	1,648
Jersey Mike’s Funding LLC
2019-1A, A2 144A 4.433%, 2/15/50(2)	613	606
2024-1A, A2 144A 5.636%, 2/15/55(2)	1,900	1,876
Libra Solutions LLC 2024-1A, A 144A 5.880%, 9/30/38(2)	1,720	1,686
MetroNet Infrastructure Issuer LLC 2024-1A, A2 144A 6.230%, 4/20/54(2)	1,754	1,789
Momnt Technologies Trust 2023-1A, A 144A 6.920%, 3/20/45(2)	557	560
MVW LLC 2024-1A, A 144A 5.320%, 2/20/43(2)	1,299	1,304
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(2)	958	917
Octane Receivables Trust 2023-3A, C 144A 6.740%, 8/20/29(2)	1,435	1,472
Oportun Issuance Trust 2024-2, B 144A 5.830%, 2/9/32(2)	1,810	1,815
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(2)	1,395	1,394
Planet Fitness Master Issuer LLC 2024-1A, A2I 144A 5.765%, 6/5/54(2)	1,736	1,742
PowerPay Issuance Trust 2024-1A, A 144A 6.530%, 2/18/39(2)	862	873
PRET LLC 2024-NPL4, A1 144A 6.996%, 7/25/54(2)(8)	585	588
Purchasing Power Funding LLC 2024-A, B 144A 6.430%, 8/15/28(2)	1,580	1,597
RCKT Mortgage Trust
2023-CES3, A1A 144A 7.113%, 11/25/43(2)(8)	1,575	1,602
2024-CES1, A1A 144A 6.025%, 2/25/44(2)(8)	1,116	1,121
Retained Vantage Data Centers Issuer LLC 2024-1A, A2 144A 4.992%, 9/15/49(2)	2,160	2,094
Sierra Timeshare Receivables Funding LLC 2023-2A, B 144A 6.280%, 4/20/40(2)	373	376
Subway Funding LLC 2024-1A, A2II 144A 6.268%, 7/30/54(2)	1,840	1,872
Switch ABS Issuer LLC 2024-2A, A2 144A 5.436%, 6/25/54(2)	1,500	1,496
Taco Bell Funding LLC 2016-1A, A23 144A 4.970%, 5/25/46(2)	1,641	1,637
TIC Home Improvement Trust 2024-A, A 144A 6.670%, 10/15/46(2)	925	935

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Other—continued
Towd Point Mortgage Trust 2024-CES1, A1A 144A 5.848%, 1/25/64(2)(8)	$ 1,378	$ 1,382
Trafigura Securitisation Finance plc 2024-1A, A2 144A 5.980%, 11/15/27(2)	1,400	1,417
TSC SPV Funding LLC 2024-1A, A2 144A 6.291%, 8/20/54(2)	1,550	1,513
USQ Rail III LLC 2024-1A, A 144A 4.990%, 9/28/54(2)	1,749	1,685
Verizon Master Trust 2024-1, A1A 5.000%, 12/20/28	1,525	1,533
VFI ABS LLC 2023-1A, A 144A 7.270%, 3/26/29(2)	371	375
Westgate Resorts LLC 2024-1A, A 144A 6.060%, 1/20/38(2)	1,010	1,017
Zaxby’s Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(2)	866	786
		53,632

Total Asset-Backed Securities (Identified Cost $98,550)		98,705

Corporate Bonds and Notes—35.9%
Communication Services—1.8%
Altice France Holding S.A. 144A 6.000%, 2/15/28(2)	660	174
Altice France S.A. 144A 5.125%, 7/15/29(2)	730	547
CCO Holdings LLC 144A 4.750%, 3/1/30(2)	1,985	1,813
CMG Media Corp. 144A 8.875%, 6/18/29(2)	2,500	1,876
CSC Holdings LLC
144A 7.500%, 4/1/28(2)	710	487
144A 11.750%, 1/31/29(2)	1,380	1,363
DIRECTV Financing LLC 144A 8.875%, 2/1/30(2)	1,040	1,023
Gray Television, Inc. 144A 7.000%, 5/15/27(2)	970	938
Hughes Satellite Systems Corp. 6.625%, 8/1/26	1,525	1,208
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(2)	530	421
Millennium Escrow Corp. 144A 6.625%, 8/1/26(2)	2,475	1,931
Rackspace Technology Global, Inc. 144A 5.375%, 12/1/28(2)	555	156
Sprint Capital Corp. 8.750%, 3/15/32	645	770
Telesat Canada 144A 6.500%, 10/15/27(2)	365	146
Univision Communications, Inc. 144A 6.625%, 6/1/27(2)	1,185	1,180
		14,033

Consumer Discretionary—2.0%
Aptiv Swiss Holdings Ltd. 6.875%, 12/15/54	1,190	1,160
Ashtead Capital, Inc.
144A 5.500%, 8/11/32(2)	1,080	1,066
	Par Value(1)	Value

Consumer Discretionary—continued
144A 5.800%, 4/15/34(2)	$ 505	$ 505
Ashton Woods USA LLC 144A 4.625%, 4/1/30(2)	1,270	1,152
Carnival Corp. 144A 7.625%, 3/1/26(2)	610	611
Churchill Downs, Inc. 144A 6.750%, 5/1/31(2)	515	521
Clarios Global LP 144A 8.500%, 5/15/27(2)	450	451
Ford Motor Co. 4.750%, 1/15/43	475	374
Ford Motor Credit Co. LLC
7.350%, 3/6/30	450	477
6.054%, 11/5/31	300	298
Great Canadian Gaming Corp. 144A 8.750%, 11/15/29(2)	345	353
Meritage Homes Corp. 144A 3.875%, 4/15/29(2)	1,777	1,660
Newell Brands, Inc.
6.625%, 9/15/29(5)	892	907
6.625%, 5/15/32	230	231
Nissan Motor Acceptance Co. LLC 144A 7.050%, 9/15/28(2)	535	555
Ontario Gaming GTA LP 144A 8.000%, 8/1/30(2)	630	648
PetSmart, Inc. 144A 7.750%, 2/15/29(2)	1,848	1,786
Prime Security Services Borrower LLC 144A 6.250%, 1/15/28(2)	1,130	1,124
Tapestry, Inc. 5.500%, 3/11/35	765	744
Wayfair LLC 144A 7.250%, 10/31/29(2)	10	10
Weekley Homes LLC 144A 4.875%, 9/15/28(2)	1,105	1,054
		15,687

Consumer Staples—1.4%
BAT Capital Corp.
7.750%, 10/19/32	859	974
4.390%, 8/15/37	455	393
Coty, Inc. 144A 6.625%, 7/15/30(2)	720	730
Herbalife Nutrition Ltd. 144A 7.875%, 9/1/25(2)	1,869	1,866
HLF Financing S.a.r.l. LLC 144A 4.875%, 6/1/29(2)	465	326
Kronos Acquisition Holdings, Inc.
144A 8.250%, 6/30/31(2)	900	857
144A 10.750%, 6/30/32(2)	1,000	920
Philip Morris International, Inc. 4.900%, 11/1/34	1,850	1,778
Pilgrim’s Pride Corp. 6.250%, 7/1/33	1,505	1,533
Post Holdings, Inc. 144A 6.375%, 3/1/33(2)	665	651
Sigma Holdco B.V. 144A 7.875%, 5/15/26(2)	201	199

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Consumer Staples—continued
Triton Water Holdings, Inc. 144A 6.250%, 4/1/29(2)	$ 930	$ 923
		11,150

Energy—6.6%
Adnoc Murban Rsc Ltd. 144A 4.500%, 9/11/34(2)	1,585	1,488
Aker BP ASA
144A 5.125%, 10/1/34(2)	1,090	1,024
144A 5.800%, 10/1/54(2)	725	657
Alliance Resource Operating Partners LP 144A 8.625%, 6/15/29(2)	745	783
Ascent Resources Utica Holdings LLC 144A 8.250%, 12/31/28(2)	795	812
BP Capital Markets plc 4.875% (9)	2,060	1,963
CITGO Petroleum Corp. 144A 7.000%, 6/15/25(2)	640	641
Columbia Pipelines Operating Co. LLC
144A 6.036%, 11/15/33(2)	1,270	1,303
144A 6.714%, 8/15/63(2)	100	106
Coronado Finance Pty Ltd. 144A 9.250%, 10/1/29(2)	1,305	1,323
CrownRock LP 144A 5.000%, 5/1/29(2)	460	466
CVR Energy, Inc. 144A 8.500%, 1/15/29(2)	1,365	1,309
Ecopetrol S.A. 4.625%, 11/2/31	539	445
Enbridge, Inc. 8.500%, 1/15/84	416	462
Energy Transfer LP
Series G 7.125%(9)	345	346
Series H 6.500%(9)	660	660
Expand Energy Corp. 144A 5.875%, 2/1/29(2)	455	451
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(2)	2,150	1,836
Genesis Energy LP 8.875%, 4/15/30	1,175	1,196
Greensaif Pipelines Bidco S.a.r.l. 144A 6.129%, 2/23/38(2)	375	377
Gulfport Energy Operating Corp. 144A 6.750%, 9/1/29(2)	490	493
Helix Energy Solutions Group, Inc. 144A 9.750%, 3/1/29(2)	700	744
Hilcorp Energy I LP
144A 5.750%, 2/1/29(2)	485	463
144A 6.000%, 2/1/31(2)	485	448
144A 7.250%, 2/15/35(2)	795	747
International Petroleum Corp. 144A, RegS 7.250%, 2/1/27(2)(4)	1,200	1,182
KazMunayGas National Co. JSC 144A 6.375%, 10/24/48(2)	426	395
Kraken Oil & Gas Partners LLC 144A 7.625%, 8/15/29(2)	1,760	1,694
Magnolia Oil & Gas Operating LLC 144A 6.875%, 12/1/32(2)	200	198
	Par Value(1)	Value

Energy—continued
Mesquite Energy, Inc. 144A 7.250%, 2/15/23(2)	$ 375	$ 6
Nabors Industries, Inc. 144A 7.375%, 5/15/27(2)	2,135	2,132
Occidental Petroleum Corp.
5.550%, 10/1/34	890	866
6.200%, 3/15/40	865	852
Pertamina Persero PT 144A 2.300%, 2/9/31(2)(5)	2,665	2,232
Petroleos de Venezuela S.A. 144A 6.000%, 5/16/24(2)(3)	1,580	163
Petroleos Mexicanos
6.500%, 3/13/27	1,240	1,195
8.750%, 6/2/29	510	510
6.700%, 2/16/32	3,201	2,795
7.690%, 1/23/50	750	564
Petronas Capital Ltd. 144A 3.500%, 4/21/30(2)	1,142	1,057
Plains All American Pipeline LP 5.700%, 9/15/34	1,165	1,163
QatarEnergy 144A 2.250%, 7/12/31(2)	2,349	1,973
Saudi Arabian Oil Co. 144A 5.250%, 7/17/34(2)	1,707	1,684
South Bow Canadian Infrastructure Holdings Ltd. 144A 7.500%, 3/1/55(2)	1,755	1,815
Teine Energy Ltd. 144A 6.875%, 4/15/29(2)	415	403
Transcanada Trust 5.600%, 3/7/82	1,315	1,247
Transocean, Inc.
144A 8.250%, 5/15/29(2)	175	171
144A 8.750%, 2/15/30(2)	340	351
144A 8.500%, 5/15/31(2)	615	603
Venture Global Calcasieu Pass LLC 144A 4.125%, 8/15/31(2)	485	434
Venture Global LNG, Inc.
144A 9.000%(2)(9)	495	518
144A 9.875%, 2/1/32(2)	1,150	1,262
Viper Energy, Inc. 144A 7.375%, 11/1/31(2)	115	120
Western Midstream Operating LP 5.250%, 2/1/50	1,615	1,375
Williams Cos., Inc. (The) 5.150%, 3/15/34	1,430	1,390
		50,893

Financials—12.1%
Acrisure LLC
144A 8.250%, 2/1/29(2)	380	393
144A 6.000%, 8/1/29(2)	1,070	1,026
AerCap Ireland Capital DAC
3.300%, 1/30/32	640	558
4.950%, 9/10/34	716	682
6.950%, 3/10/55	577	594
Allianz SE
144A 6.350%, 9/6/53(2)	1,000	1,042
144A 5.600%, 9/3/54(2)	450	443
Allstate Corp. (The) Series B (3 month Term SOFR + 3.200%) 7.723%, 8/15/53(8)	1,150	1,150

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
Ally Financial, Inc. 5.543%, 1/17/31	$ 670	$ 661
Altice Financing S.A. 144A 5.000%, 1/15/28(2)	2,260	1,769
American Express Co. 5.625%, 7/28/34	1,750	1,767
Apollo Debt Solutions BDC 144A 6.900%, 4/13/29(2)	1,560	1,614
Ascot Group Ltd. 144A 4.250%, 12/15/30(2)	1,020	870
Aston Martin Capital Holdings Ltd. 144A 10.000%, 3/31/29(2)	1,690	1,650
Avolon Holdings Funding Ltd.
144A 4.375%, 5/1/26(2)	597	590
144A 5.750%, 11/15/29(2)	520	527
Banco de Credito del Peru S.A.
144A 3.125%, 7/1/30(2)	1,337	1,311
RegS 3.125%, 7/1/30(4)	238	233
Banco de Credito e Inversiones S.A. 144A 8.750% (2)(9)	783	819
Banco Mercantil del Norte S.A. 144A 6.625% (2)(9)	1,147	1,026
Bank of America Corp.
5.015%, 7/22/33	910	893
5.288%, 4/25/34	595	590
5.425%, 8/15/35	920	895
Bank of New York Mellon Corp. (The)
5.834%, 10/25/33	515	533
Series G 4.700%(9)	795	787
Barclays plc 7.437%, 11/2/33	1,245	1,370
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(2)	890	826
Blackstone Private Credit Fund
2.625%, 12/15/26	430	410
7.300%, 11/27/28	820	862
Block, Inc. 144A 6.500%, 5/15/32(2)	1,510	1,525
Blue Owl Credit Income Corp.
4.700%, 2/8/27	422	416
6.650%, 3/15/31	350	356
Blue Owl Finance LLC 3.125%, 6/10/31	1,940	1,702
BNSF Funding Trust I 6.613%, 12/15/55	1,090	1,093
BPCE S.A. 144A 7.003%, 10/19/34(2)	1,100	1,172
BroadStreet Partners, Inc. 144A 5.875%, 4/15/29(2)	665	643
Capital One Financial Corp.
2.359%, 7/29/32	720	581
6.377%, 6/8/34	960	997
Charles Schwab Corp. (The)
6.136%, 8/24/34	1,020	1,071
Series H 4.000%(9)	720	622
Chobani Holdco II LLC 144A 8.750%, 10/1/29(2)	15	16
Citigroup, Inc.
6.270%, 11/17/33	985	1,033
6.174%, 5/25/34	719	732
	Par Value(1)	Value

Financials—continued
Series X 3.875%(9)	$ 1,805	$ 1,753
Citizens Financial Group, Inc. 5.718%, 7/23/32	690	692
Corebridge Financial, Inc. 6.375%, 9/15/54	1,504	1,494
Deutsche Bank AG 5.403%, 9/11/35	1,260	1,194
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(2)	970	945
Export-Import Bank Korea 5.125%, 1/11/33	1,105	1,103
F&G Annuities & Life, Inc. 6.500%, 6/4/29	1,155	1,179
Fifth Third Bancorp 4.337%, 4/25/33	965	896
Foundry JV Holdco LLC 144A 6.250%, 1/25/35(2)	1,035	1,042
Global Atlantic Fin Co.
144A 7.950%, 6/15/33(2)	907	1,004
144A 7.950%, 10/15/54(2)	330	345
Goldman Sachs Group, Inc. (The)
5.851%, 4/25/35	955	973
5.330%, 7/23/35	555	545
6.450%, 5/1/36	355	375
Grifols S.A. 144A 4.750%, 10/15/28(2)(5)	800	735
HA Sustainable Infrastructure Capital, Inc. 144A 6.375%, 7/1/34(2)	1,696	1,652
HUB International Ltd. 144A 7.375%, 1/31/32(2)	155	157
Huntington Bancshares, Inc.
5.709%, 2/2/35	575	574
6.141%, 11/18/39	140	140
Icon Investments Six DAC 6.000%, 5/8/34	1,695	1,711
ION Trading Technologies S.a.r.l. 144A 9.500%, 5/30/29(2)	1,745	1,830
JPMorgan Chase & Co.
5.717%, 9/14/33	570	582
5.350%, 6/1/34	600	600
6.254%, 10/23/34	820	867
1.953%, 2/4/32	795	659
KeyCorp
4.789%, 6/1/33	680	643
6.401%, 3/6/35	415	432
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(2)	1,220	1,161
Melco Resorts Finance Ltd. 144A 5.375%, 12/4/29(2)	1,680	1,533
Merlin Entertainments Group U.S. Holdings, Inc. 144A 7.375%, 2/15/31(2)	720	695
MetLife, Inc. Series G 3.850% (9)	1,015	996
Midcap Financial Issuer Trust 144A 6.500%, 5/1/28(2)	1,080	1,056
Morgan Stanley
6.342%, 10/18/33	710	751
5.250%, 4/21/34	570	561
5.424%, 7/21/34	345	343
5.948%, 1/19/38	352	352

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Financials—continued
MSCI, Inc. 144A 3.625%, 9/1/30(2)	$ 1,431	$ 1,303
National Rural Utilities Cooperative Finance Corp. (3 month Term SOFR + 3.172%) 7.761%, 4/30/43(8)	450	451
Nationstar Mortgage Holdings, Inc. 144A 5.750%, 11/15/31(2)	970	927
NatWest Group plc 6.475%, 6/1/34	1,700	1,745
NCR Atleos Corp. 144A 9.500%, 4/1/29(2)	510	552
NewCo Holding USD 20 S.a.r.l. 144A 9.375%, 11/7/29(2)	334	330
Nippon Life Insurance Co. 144A 6.250%, 9/13/53(2)	1,335	1,381
Northern Trust Corp. 3.375%, 5/8/32	600	576
Nuveen LLC 144A 5.850%, 4/15/34(2)	1,105	1,118
OneMain Finance Corp. 7.125%, 11/15/31	1,575	1,605
Panther Escrow Issuer LLC 144A 7.125%, 6/1/31(2)	100	101
Prudential Financial, Inc.
5.125%, 3/1/52	192	183
6.750%, 3/1/53	560	584
6.500%, 3/15/54	610	627
Saks Global Enterprises LLC 144A 11.000%, 12/15/29(2)	1,320	1,271
Societe Generale S.A. 144A 6.066%, 1/19/35(2)	1,275	1,259
South Bow USA Infrastructure Holdings LLC 144A 5.584%, 10/1/34(2)	525	511
State Street Corp.
4.821%, 1/26/34	483	468
6.123%, 11/21/34	700	728
Series I 6.700%(9)	550	561
Synchrony Financial
4.875%, 6/13/25	310	310
4.500%, 7/23/25	385	383
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	945	908
Toronto-Dominion Bank (The) 8.125%, 10/31/82	600	625
Truist Financial Corp. 5.711%, 1/24/35	610	615
UBS Group AG
144A 9.250%(2)(9)	290	332
144A 4.988%, 8/5/33(2)	1,090	1,057
Wells Fargo & Co.
6.850%(9)	595	614
5.389%, 4/24/34	425	420
6.491%, 10/23/34	310	330
Series BB 3.900%(9)	950	923
Series U 5.875%(8)(9)	505	504
	Par Value(1)	Value

Financials—continued
Wrangler Holdco Corp. 144A 6.625%, 4/1/32(2)	$ 495	$ 504
		93,226

Health Care—1.9%
Cheplapharm Arzneimittel GmbH 144A 5.500%, 1/15/28(2)	1,570	1,422
Community Health Systems, Inc.
144A 5.250%, 5/15/30(2)	680	559
144A 4.750%, 2/15/31(2)	1,510	1,172
CVS Health Corp. 6.750%, 12/10/54	200	196
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	1,630	1,440
Endo Finance Holdings, Inc. 144A 8.500%, 4/15/31(2)	1,040	1,102
HCA, Inc.
5.500%, 6/1/33	740	732
5.600%, 4/1/34	530	522
5.450%, 9/15/34	305	297
6.000%, 4/1/54	190	181
LifePoint Health, Inc.
144A 9.875%, 8/15/30(2)	1,115	1,203
144A 10.000%, 6/1/32(2)	425	432
Molina Healthcare, Inc. 144A 6.250%, 1/15/33(2)	405	400
Par Pharmaceutical, Inc. 7.500%, 4/1/27(10)	345	—
Prime Healthcare Services, Inc. 144A 9.375%, 9/1/29(2)	825	802
Smith & Nephew plc 5.400%, 3/20/34	1,530	1,519
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	540	518
Universal Health Services, Inc.
2.650%, 1/15/32	1,276	1,044
5.050%, 10/15/34	895	835
		14,376

Industrials—3.7%
Adani Ports & Special Economic Zone Ltd. 144A 4.375%, 7/3/29(2)(5)	1,747	1,499
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(2)	788	782
Amentum Holdings, Inc. 144A 7.250%, 8/1/32(2)	165	166
Aviation Capital Group LLC
144A 3.500%, 11/1/27(2)	705	674
144A 6.750%, 10/25/28(2)	150	158
Boeing Co. (The)
5.805%, 5/1/50	325	302
5.930%, 5/1/60	1,015	939
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(2)	1,148	1,013
Builders FirstSource, Inc. 144A 6.375%, 3/1/34(2)	1,115	1,100
Chart Industries, Inc. 144A 7.500%, 1/1/30(2)	10	10
Cimpress plc 144A 7.375%, 9/15/32(2)	1,820	1,808

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Industrials—continued
Cornerstone Building Brands, Inc. 144A 9.500%, 8/15/29(2)	$ 1,350	$ 1,309
CoStar Group, Inc. 144A 2.800%, 7/15/30(2)	1,265	1,105
DP World Ltd. 144A 6.850%, 7/2/37(2)	200	217
Garda World Security Corp. 144A 8.375%, 11/15/32(2)	945	962
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(2)	1,400	1,385
Hertz Corp. (The) 144A 4.625%, 12/1/26(2)	1,920	1,622
Huntington Ingalls Industries, Inc. 5.749%, 1/15/35	1,850	1,845
Icahn Enterprises LP
6.250%, 5/15/26	103	102
5.250%, 5/15/27	365	346
144A 10.000%, 11/15/29(2)	450	451
LBM Acquisition LLC 144A 6.250%, 1/15/29(2)	1,695	1,559
Regal Rexnord Corp. 6.400%, 4/15/33	2,218	2,289
Science Applications International Corp. 144A 4.875%, 4/1/28(2)	650	625
Sempra Infrastructure Partners LP 144A 3.250%, 1/15/32(2)	814	680
TransDigm, Inc.
144A 6.875%, 12/15/30(2)	885	898
144A 6.625%, 3/1/32(2)	630	636
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	576	587
United Airlines Pass-Through-Trust 2024-1, AA 5.450%, 8/15/38	905	906
Veralto Corp. 5.450%, 9/18/33	875	878
VistaJet Malta Finance plc 144A 9.500%, 6/1/28(2)(5)	1,645	1,655
WESCO Distribution, Inc. 144A 6.625%, 3/15/32(2)	435	442
		28,950

Information Technology—1.1%
AppLovin Corp. 5.500%, 12/1/34	1,490	1,479
Boost Newco Borrower LLC 144A 7.500%, 1/15/31(2)	831	871
Booz Allen Hamilton, Inc.
5.950%, 8/4/33	1,195	1,222
144A 4.000%, 7/1/29(2)	600	565
Consensus Cloud Solutions, Inc.
144A 6.000%, 10/15/26(2)	110	108
144A 6.500%, 10/15/28(2)	635	630
Helios Software Holdings, Inc. 144A 8.750%, 5/1/29(2)	430	440
Insight Enterprises, Inc. 144A 6.625%, 5/15/32(2)	90	90
Leidos, Inc. 2.300%, 2/15/31	1,135	953
	Par Value(1)	Value

Information Technology—continued
Rocket Software, Inc. 144A 9.000%, 11/28/28(2)	$ 1,750	$ 1,812
		8,170

Materials—2.5%
ASP Unifrax Holdings, Inc. 144A 5.250%, 9/30/28(2)	1,235	742
Bayport Polymers LLC 144A 5.140%, 4/14/32(2)	1,460	1,360
Berry Global, Inc. 144A 5.650%, 1/15/34(2)	1,735	1,740
Corp. Nacional del Cobre de Chile 144A 5.950%, 1/8/34(2)	1,175	1,168
Glencore Funding LLC 144A 5.634%, 4/4/34(2)	510	508
Graham Packaging Co., Inc. 144A 7.125%, 8/15/28(2)	1,493	1,471
Illuminate Buyer LLC 144A 9.000%, 7/1/28(2)	2,120	2,147
INEOS Quattro Finance 2 plc 144A 9.625%, 3/15/29(2)	1,075	1,135
LSB Industries, Inc. 144A 6.250%, 10/15/28(2)	1,695	1,643
Mauser Packaging Solutions Holding Co. 144A 9.250%, 4/15/27(2)	1,085	1,098
New Enterprise Stone & Lime Co., Inc. 144A 9.750%, 7/15/28(2)	591	604
Samarco Mineracao S.A. PIK 144A 9.000%, 6/30/31(2)(11)	354	341
Sealed Air Corp. 144A 6.500%, 7/15/32(2)	345	345
Sonoco Products Co. 5.000%, 9/1/34	980	929
Taseko Mines Ltd. 144A 8.250%, 5/1/30(2)	910	929
Trivium Packaging Finance B.V. 144A 8.500%, 8/15/27(2)	1,522	1,520
Windsor Holdings III LLC 144A 8.500%, 6/15/30(2)	400	421
WR Grace Holdings LLC 144A 5.625%, 8/15/29(2)	1,037	954
		19,055

Real Estate—0.6%
EPR Properties 3.600%, 11/15/31	1,190	1,041
GLP Capital LP 4.000%, 1/15/30	245	228
Iron Mountain, Inc. 144A 6.250%, 1/15/33(2)	225	224
Office Properties Income Trust 144A 9.000%, 9/30/29(2)	844	733
Safehold GL Holdings LLC 6.100%, 4/1/34	1,085	1,104
Service Properties Trust 4.950%, 2/15/27	455	425
VICI Properties LP
5.125%, 5/15/32	725	706
5.750%, 4/1/34	150	152

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Real Estate—continued
144A 4.125%, 8/15/30(2)	$ 180	$ 167
		4,780

Utilities—2.2%
AES Corp. (The) 7.600%, 1/15/55	660	678
CMS Energy Corp. 4.750%, 6/1/50	1,485	1,407
Dominion Energy, Inc. 6.625%, 5/15/55	1,440	1,464
Electricite de France S.A.
144A 6.250%, 5/23/33(2)	200	210
144A 6.900%, 5/23/53(2)	1,015	1,089
Enel Finance International N.V.
144A 7.500%, 10/14/32(2)	585	651
144A 5.500%, 6/26/34(2)	585	579
Entergy Corp. 7.125%, 12/1/54	1,420	1,447
Ferrellgas LP
144A 5.375%, 4/1/26(2)	495	490
144A 5.875%, 4/1/29(2)	1,040	951
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(2)	1,460	1,481
Lightning Power LLC 144A 7.250%, 8/15/32(2)	55	56
NGL Energy Operating LLC
144A 8.125%, 2/15/29(2)	165	167
144A 8.375%, 2/15/32(2)	1,330	1,340
NRG Energy, Inc. 144A 7.000%, 3/15/33(2)	1,007	1,087
PacifiCorp 5.800%, 1/15/55	1,120	1,088
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara 144A 4.125%, 5/15/27(2)	350	342
Southern Co. (The) Series 21-A 3.750%, 9/15/51	877	840
Vistra Corp. 144A 8.000% (2)(9)	437	446
Vistra Operations Co. LLC
144A 6.875%, 4/15/32(2)	720	737
144A 5.700%, 12/30/34(2)	245	242
		16,792

Total Corporate Bonds and Notes (Identified Cost $280,043)		277,112

Leveraged Loans—13.7%
Aerospace—0.1%
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.207%, 2/1/28(8)	1,030	956
Chemicals—0.5%
Ineos Finance plc 2030 (1 month Term SOFR + 3.250%) 7.607%, 2/18/30(8)	708	711
	Par Value(1)	Value

Chemicals—continued
Innophos Holdings, Inc. (1 month Term SOFR + 4.364%) 8.721%, 2/5/27(8)	$ 826	$ 826
LSF11 A5 Holdco LLC 2024 (1 month Term SOFR + 3.614%) 7.971%, 10/15/28(8)	399	401
Lummus Technology Holdings V LLC Tranche B (1 month Term SOFR + 3.000%) 7.357%, 12/31/29(8)	937	943
Nouryon Finance B.V. 2024, Tranche B-1 (3 month Term SOFR + 3.250%) 7.657%, 4/3/28(8)	567	570
USALCO LLC (1 month Term SOFR + 4.000%) 8.357%, 9/30/31(8)	752	757
		4,208

Consumer Durables—0.3%
Gloves Buyer, Inc. First Lien (1 month PRIME + 4.114%) 8.471%, 12/29/27	671	670
Madison Safety & Flow LLC (1 month Term SOFR + 3.250%) 7.607%, 9/26/31(8)	648	652
White Cap Buyer LLC Tranche C (1 month Term SOFR + 3.250%) 7.607%, 10/19/29(8)	765	766
		2,088

Consumer Non-Durables—0.5%
AI Aqua Merger Sub, Inc. Tranche B (1 month Term SOFR + 3.500%) 8.053%, 7/31/28(8)	1,172	1,172
Albion Financing 3 S.a.r.l. 2024 (3 month Term SOFR + 4.512%) 9.096%, 8/16/29(8)	358	361
DS Parent, Inc. Tranche B (3 month Term SOFR + 5.500%) 9.829%, 1/31/31(8)	1,125	1,065
Kronos Acquisition Holdings, Inc. 2024 (3 month Term SOFR + 4.000%) 8.584%, 7/8/31(8)	716	674
Varsity Brands, Inc. (3 month Term SOFR + 3.750%) 8.271%, 8/26/31(8)	410	410
		3,682

Energy—0.6%
CVR Energy, Inc. 0.000%, 12/30/27(8)(12)	500	500
Epic Crude Services LP Tranche B (3 month Term SOFR + 3.000%) 7.656%, 10/15/31(8)	680	685
Freeport LNG Investments LLP Tranche B 0.000%, 12/21/28(8)(12)	1,204	1,208
Hamilton Projects Acquiror LLC First Lien (1 month Term SOFR + 3.750%) 8.107%, 5/31/31(8)	157	158
NGP XI Midstream Holdings LLC (3 month Term SOFR + 4.000%) 8.329%, 7/25/31(8)	270	272

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Energy—continued
Oryx Midstream Services Permian Basin LLC 2024 (1 month Term SOFR + 3.114%) 7.512%, 10/5/28(8)	$ 481	$ 484
South Field Energy LLC Tranche B (3 month PRIME + 3.750%) 8.079%, 8/29/31	209	210
Traverse Midstream Partners LLC
Tranche B (3 month Term SOFR + 3.000%) 7.585%, 2/16/28(8)	—	—
Tranche B (3 month Term SOFR + 3.500%) 8.085%, 2/16/28(8)	495	497
Waterbridge NDB Operating LLC (3 month Term SOFR + 4.500%) 9.022%, 5/10/29(8)	653	659
		4,673

Financials—0.5%
Acrisure LLC
2024, Tranche B-1 (1 month Term SOFR + 2.750%) 7.107%, 2/15/27(8)	362	362
2024, Tranche B-6 (1 month Term SOFR + 3.000%) 7.357%, 11/6/30(8)	603	602
AssuredPartners, Inc. 2024 (1 month Term SOFR + 3.500%) 7.857%, 2/14/31(8)	304	305
BroadStreet Partners, Inc. 2024, Tranche B (1 month Term SOFR + 3.000%) 7.357%, 6/13/31(8)	838	840
Dynamo U.S. Bidco, Inc. Tranche B (6 month Term SOFR + 4.000%) 8.262%, 9/25/31(8)	160	161
Grant Thornton Advisors LLC
0.000%, 5/30/31(8)(12)	20	20
Tranche B 0.000%, 6/2/31(8)(12)	164	164
PEX Holdings LLC (3 month Term SOFR + 2.750%) 7.079%, 11/20/31(8)	1,070	1,074
		3,528

Food / Tobacco—0.4%
Aspire Bakeries Holdings LLC (1 month Term SOFR + 4.250%) 8.607%, 12/23/30(8)	783	789
Del Monte Foods, Inc.
(3 month Term SOFR + 4.900%) 9.259%, 8/2/28(8)	463	94
(3 month Term SOFR + 8.150%) 12.616%, 8/2/28(8)	233	232
(3-6 month Term SOFR + 4.400%) 8.866% - 8.759%, 8/2/28(8)	203	121
Naked Juice LLC (3 month Term SOFR + 3.100%) 7.429%, 1/24/29(8)	836	547
Pegasus Bidco B.V. 2024 (3 month Term SOFR + 3.250%) 7.773%, 7/12/29(8)	514	518
	Par Value(1)	Value

Food / Tobacco—continued
Sigma Bidco B.V. Tranche B-10 (6 month Term SOFR + 4.410%) 8.828%, 1/3/28(8)	$ 618	$ 620
		2,921

Food and Drug—0.0%
Chobani LLC 2023 (1 month Term SOFR + 3.750%) 8.107%, 10/25/27(8)	262	264
Forest Prod / Containers—0.6%
Clydesdale Acquisition Holdings, Inc. Tranche B 7.532%, 4/13/29(8)	1,125	1,126
Klockner Pentaplast of America, Inc. Tranche B (6 month Term SOFR + 4.975%) 9.723%, 2/12/26(8)	1,192	1,081
Mauser Packaging Solutions Holding Co. (3 month Term SOFR + 3.000%) 7.588%, 4/15/27(8)	944	950
TricorBraun, Inc. (1 month Term SOFR + 3.364%) 7.721%, 3/3/28(8)	1,250	1,248
		4,405

Gaming / Leisure—0.7%
Bulldog Purchaser, Inc. 2024 0.000%, 6/30/31(8)(12)	85	85
Catawba Nation Gaming Authority Tranche B 0.000%, 12/16/31(8)(12)	575	576
ECL Entertainment LLC Tranche B (1 month Term SOFR + 3.528%) 7.857%, 8/31/30(8)	515	518
Entain plc Tranche B-3 (3 month Term SOFR + 2.750%) 7.079%, 10/31/29(8)	418	419
Fugue Finance B.V. Tranche B 0.000%, 12/5/31(8)(12)	295	297
Great Canadian Gaming 2024 (3 month Term SOFR + 4.750%) 9.087%, 11/1/29(8)	400	399
J&J Ventures Gaming LLC (1 month Term SOFR + 4.114%) 8.471%, 4/26/28(8)	328	330
Motion Finco LLC Tranche B-3 (3 month Term SOFR + 3.500%) 7.829%, 11/12/29(8)	660	652
Ontario Gaming GTA Ltd. Partnership Tranche B (3 month Term SOFR + 4.250%) 8.579%, 8/1/30(8)	822	823
Scientific Games Holdings LP 2024 (3 month Term SOFR + 3.000%) 7.590%, 4/4/29(8)	1,077	1,079
SeaWorld Parks & Entertainment, Inc. Tranche B-3 (1 month Term SOFR + 2.000%) 6.357%, 12/4/31(8)	599	596
		5,774

Health Care—1.8%
Agiliti Health, Inc. 2023, Tranche B (3-6 month Term SOFR + 3.000%) 7.262% - 7.310%, 5/1/30(8)	1,044	1,023

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Health Care—continued
Bausch & Lomb Corp. (3 month Term SOFR + 4.000%) 8.329%, 9/29/28(8)	$ 276	$ 278
CHG Healthcare Services, Inc. (3 month Term SOFR + 3.000%) 7.395%, 9/29/28(8)	546	548
Dechra Pharmaceuticals Holdings Ltd. Tranche B 0.000%, 12/4/31(8)(12)	870	874
Endo Finance Holdings, Inc. Tranche B (1 month Term SOFR + 4.000%) 8.357%, 4/23/31(8)	200	201
Gainwell Acquisition Corp. Tranche B (3 month Term SOFR + 4.100%) 8.429%, 10/1/27(8)	847	818
Global Medical Response, Inc. 2024 (1 month Term SOFR + 5.500%) 9.856%, 10/31/28(8)	679	680
Grifols Worldwide Operations USA, Inc. Tranche B (3 month Term SOFR + 2.150%) 6.735%, 11/15/27(8)	1,270	1,263
Hanger, Inc. (1 month Term SOFR + 3.500%) 7.857%, 10/23/31(8)	734	740
Hunter Holdco 3 Ltd. First Lien (3 month Term SOFR + 4.350%) 8.679%, 8/19/28(8)	610	602
Lannett Co., Inc. First Lien (3 month Term SOFR + 2.000%) 2.000%, 6/16/30(8)(10)	28	8
LifePoint Health, Inc.
Tranche B (3 month Term SOFR + 3.750%) 8.406%, 5/16/31(8)	1,044	1,047
Tranche B-2 (3 month Term SOFR + 3.500%) 7.965%, 5/16/31(8)	110	110
Medline Borrower LP (1 month Term SOFR + 2.250%) 6.607%, 10/23/28(8)	575	576
Modivcare, Inc. (3 month Term SOFR + 4.750%) 9.079%, 7/1/31(8)	154	145
One Call Corp. Tranche B, First Lien (3 month Term SOFR + 5.762%) 10.387%, 4/22/27(8)	788	756
Packaging Coordinators Midco, Inc. 2024 (3 month Term SOFR + 3.250%) 7.835%, 11/30/27(8)	880	883
PointClickCare Technologies, Inc. 2024, Tranche B (3 month Term SOFR + 3.250%) 7.579%, 11/3/31(8)	290	292
Radiology Partners, Inc. Tranche C (2 month Term SOFR + 3.762%) 8.275%, 1/31/29(8)	796	785
Southern Veterinary Partners LLC 2024 (3 month Term SOFR + 3.250%) 7.715%, 12/4/31(8)	511	514
Star Parent, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.329%, 9/27/30(8)	630	615
Upstream Newco, Inc. 2021 (3 month Term SOFR + 4.512%) 9.097%, 11/20/26(8)	343	282
	Par Value(1)	Value

Health Care—continued
Viant Medical Holdings, Inc. Tranche B (3 month Term SOFR + 4.000%) 8.585%, 10/17/31(8)	$ 1,078	$ 1,089
		14,129

Housing—0.3%
Chariot Buyer LLC (1 month Term SOFR + 3.250%) 7.707%, 11/3/28(8)	847	851
Cornerstone Building Brands, Inc. Tranche B (1 month Term SOFR + 3.250%) 7.747%, 4/12/28(8)	585	558
Hunter Douglas Holding B.V. Tranche B-1 (3 month Term SOFR + 3.500%) 8.021%, 2/26/29(8)	479	478
LBM Acquisition LLC Tranche B (1 month Term SOFR + 3.850%) 8.297%, 6/6/31(8)	657	650
		2,537

Information Technology—1.9%
Applied Systems, Inc.
2024, Second Lien (3 month Term SOFR + 5.250%) 9.579%, 2/23/32(8)	80	82
Tranche B-1 (3 month Term SOFR + 3.000%) 7.329%, 2/24/31(8)	590	595
BMC Software 2031, Tranche B, First Lien (3 month Term SOFR + 3.750%) 8.335%, 7/30/31(8)	804	810
Central Parent LLC 2024 (3 month Term SOFR + 3.250%) 7.579%, 7/6/29(8)	1,143	1,126
Cloud Software Group, Inc. Tranche B (2-3 month Term SOFR + 3.750%) 8.079%, 3/21/31(8)	750	752
ConnectWise LLC (3 month Term SOFR + 3.762%) 8.090%, 9/29/28(8)	443	445
Cotiviti, Inc. (1 month Term SOFR + 2.750%) 7.303%, 5/1/31(8)	496	498
Delivery Hero SE Tranche B (3 month Term SOFR + 5.000%) 9.522%, 12/12/29(8)	859	861
Ellucian Holding, Inc.
Second Lien (1 month Term SOFR + 4.750%) 9.107%, 11/15/32(8)	95	97
Tranche B-1 (1 month Term SOFR + 3.000%) 7.357%, 10/9/29(8)	288	290
Epicor Software Corp. Tranche F (1 month Term SOFR + 2.750%) 7.107%, 5/30/31(8)	637	642
Icon Parent I
(3 month Term SOFR + 3.000%) 7.516%, 11/13/31(8)	670	672
Second Lien (3 month Term SOFR + 5.000%) 9.516%, 9/10/32(8)	200	203
Infinite Bidco LLC First Lien (3 month Term SOFR + 4.012%) 8.597%, 3/2/28(8)	733	725
ION Trading Finance Ltd. 2024, Tranche B (3 month Term SOFR + 3.500%) 7.829%, 4/1/28(8)	602	602

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Information Technology—continued
Javelin Buyer, Inc. (3 month Term SOFR + 3.250%) 7.694%, 12/8/31(8)	$ 650	$ 655
Mosel Bidco SE Tranche B (3 month Term SOFR + 4.750%) 8.829% - 9.079%, 9/16/30(8)	223	225
NCR Atleos Corp. Tranche B (3 month Term SOFR + 3.750%) 8.397%, 3/27/29(8)	199	200
Project Ruby Ultimate Parent Corp. Tranche B-4 (1 month Term SOFR + 3.114%) 7.471%, 3/10/28(8)	860	863
Proofpoint, Inc. 2024 (1 month Term SOFR + 3.000%) 7.357%, 8/31/28(8)	288	289
RealPage, Inc. First Lien (3 month Term SOFR + 3.262%) 7.590%, 4/24/28(8)	855	852
Rocket Software, Inc. (1 month Term SOFR + 4.250%) 8.607%, 11/28/28(8)	956	962
Thunder Generation Funding LLC Tranche B (3 month Term SOFR + 3.000%) 7.329%, 10/3/31(8)	778	782
UKG, Inc. Tranche B (3 month Term SOFR + 3.000%) 7.617%, 2/10/31(8)	1,359	1,367
		14,595

Manufacturing—1.0%
Arcline FM Holdings LLC 2024 (6 month Term SOFR + 4.500%) 9.054% - 9.567%, 6/23/28(8)	596	599
Barnes Group, Inc. 0.000%, 12/10/31(8)(12)	330	330
CPM Holdings, Inc. (1 month Term SOFR + 4.500%) 9.053%, 9/28/28(8)	1,201	1,162
Cube Industrials Buyer, Inc. (3 month Term SOFR + 3.500%) 8.132%, 10/9/31(8)	490	492
Filtration Group Corp. 2021 (1 month Term SOFR + 3.614%) 7.971%, 10/21/28(8)	614	618
Glatfelter Corp. Tranche B (3 month Term SOFR + 4.250%) 8.764%, 11/4/31(8)	1,115	1,116
Indicor LLC Tranche D 0.000%, 11/22/29(8)(12)	1,120	1,122
LSF12 Crown U.S. Commercial Bidco LLC (1 month Term SOFR + 4.250%) 8.803%, 12/2/31(8)	1,265	1,260
Star U.S. Bidco LLC (1 month Term SOFR + 3.750%) 8.107%, 3/17/27(8)	425	427
Titan Acquisition Ltd. (3 month Term SOFR + 4.500%) 8.785%, 2/15/29(8)	624	629
		7,755

Media / Telecom - Broadcasting—0.2%
Gray Television, Inc. Tranche D (1 month Term SOFR + 3.114%) 7.667%, 12/1/28(8)	692	638
	Par Value(1)	Value

Media / Telecom - Broadcasting—continued
Univision Communications, Inc. 2024, First Lien (1 month Term SOFR + 3.614%) 7.971%, 1/31/29(8)	$ 1,185	$ 1,186
		1,824

Media / Telecom - Cable/Wireless Video—0.7%
Cogeco Communications Finance USA LP Tranche B-1 (1 month Term SOFR + 3.250%) 7.607%, 9/18/30(8)	1,217	1,212
CSC Holdings LLC 2022 (1 month Term SOFR + 4.500%) 8.897%, 1/18/28(8)	988	967
DIRECTV Financing LLC 2024, Tranche B (3 month Term SOFR + 5.512%) 10.097%, 8/2/29(8)	1,018	998
Eagle Broadband Investments LLC (3 month Term SOFR + 3.012%) 7.340%, 11/12/27(8)	1,147	1,148
Virgin Media Bristol LLC Tranche N (1 month Term SOFR + 2.614%) 7.012%, 1/31/28(8)	1,130	1,121
		5,446

Media / Telecom - Diversified Media—0.6%
Century DE Buyer LLC Tranche B (1 month Term SOFR + 3.500%) 7.897%, 10/30/30(8)	922	929
Creative Artists Agency LLC Tranche B (1 month Term SOFR + 2.750%) 7.107%, 10/1/31(8)	390	392
McGraw-Hill Education, Inc. 2024, Tranche B (3 month Term SOFR + 4.000%) 8.329%, 8/1/31(8)	342	345
MH Sub I LLC 2023 (1 month Term SOFR + 4.250%) 8.823%, 5/3/28(8)	1,060	1,060
Neptune Bidco U.S., Inc. Tranche B (3 month Term SOFR + 5.100%) 9.758%, 4/11/29(8)	1,043	934
Terrier Media Buyer, Inc. (3 month Term SOFR + 3.600%) 7.929%, 6/18/29(8)	818	731
		4,391

Media / Telecom - Telecommunications—0.1%
Numericable U.S. LLC
Tranche B-11 (6 month LIBOR + 2.750%) 7.432%, 7/31/25(8)(13)	1,036	917
Tranche B-12 (3 month LIBOR + 3.688%) 8.370%, 1/31/26(8)(13)	164	134
		1,051

Media / Telecom - Wireless Communications—0.1%
Viasat, Inc. (1 month Term SOFR + 4.614%) 8.971%, 3/2/29(8)	682	612
Metals / Minerals—0.2%
Arsenal AIC Parent LLC 2024, Tranche B (1 month Term SOFR + 3.250%) 7.607%, 8/18/30(8)	292	294

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Par Value(1)	Value

Metals / Minerals—continued
Covia Holdings Corp. (3 month Term SOFR + 4.262%) 8.851%, 7/31/26(8)	$ 850	$ 846
		1,140

Retail—0.3%
CNT Holdings I Corp. First Lien (3 month Term SOFR + 3.500%) 8.085%, 11/8/27(8)	469	471
EG America LLC Tranche B (3 month Term SOFR + 4.250%) 8.607%, 2/7/28(8)	709	715
Harbor Freight Tools USA, Inc. (1-6 month Term SOFR + 2.500%) 6.857% - 7.241%, 6/11/31(8)	778	767
Petco Health & Wellness Co., Inc. First Lien (3 month Term SOFR + 3.512%) 7.840%, 3/3/28(8)	675	654
		2,607

Service—1.7%
AAL Delaware Holdco, Inc. Tranche B (1 month Term SOFR + 3.500%) 7.857%, 7/30/31(8)	145	145
Allied Universal Holdco LLC 0.000%, 5/12/28(8)(12)	758	760
Ascend Learning LLC (1 month Term SOFR + 3.600%) 7.957%, 12/11/28(8)	634	637
BIFM U.S. Finance LLC 2024, Tranche B (1 month Term SOFR + 3.750%) 8.107%, 5/31/28(8)	468	472
BrightView Landscapes LLC Tranche B (3 month Term SOFR + 2.500%) 7.085%, 4/20/29(8)	346	347
Crisis Prevention Institute, Inc. 2024 (1 month Term SOFR + 4.000%) 8.428%, 4/9/31(8)	315	315
DG Investment Intermediate Holdings 2, Inc. First Lien (1 month Term SOFR + 3.864%) 8.221%, 3/31/28(8)	1,252	1,262
DXP Enterprises, Inc. 2024 (1 month Term SOFR + 3.750%) 8.107%, 10/11/30(8)	805	813
Ensemble RCM LLC Tranche B (3 month Term SOFR + 3.000%) 7.585%, 8/1/29(8)	249	250
Garda World Security Corp. (1 month Term SOFR + 3.500%) 7.897%, 2/1/29(8)	764	766
Grant Thornton Advisors LLC Tranche B (1 month Term SOFR + 3.250%) 7.607%, 6/2/31(8)	279	279
Kuehg Corp. (3 month Term SOFR + 3.250%) 7.839%, 6/12/30(8)	396	400
Lernen Bidco Ltd. Tranche B-2 (7 month Term SOFR + 4.000%) 8.348%, 10/27/31(8)	610	616
NAB Holdings LLC 2024 (3 month Term SOFR + 2.750%) 7.079%, 11/23/28(8)	1,148	1,153
	Par Value(1)	Value

Service—continued
Omnia Partners LLC (1 month Term SOFR + 2.750%) 7.367%, 7/25/30(8)	$ 737	$ 740
Spin Holdco, Inc. (3 month Term SOFR + 4.262%) 8.706%, 3/4/28(8)	1,349	1,133
The Hertz Corp. 2023 (1 month Term SOFR + 3.750%) 8.089%, 6/30/28(8)	1,204	1,085
TMF Sapphire Bidco B.V. Tranche B-3 (3 month Term SOFR + 3.500%) 8.090%, 5/3/28(8)	213	215
Trugreen Ltd. Partnership First Lien (1 month Term SOFR + 4.100%) 8.457%, 11/2/27(8)	736	715
WIN Waste Innovations Holdings, Inc. (1 month Term SOFR + 2.864%) 7.221%, 3/24/28(8)	826	805
		12,908

Transportation - Automotive—0.3%
Belron Finance U.S. LLC 2031 (3 month Term SOFR + 2.750%) 7.273%, 10/16/31(8)	768	774
First Brands Group LLC 2022 (3 month Term SOFR + 5.262%) 9.847%, 3/30/27(8)	938	877
PAI Holdco, Inc. Tranche B (3 month Term SOFR + 4.012%) 8.597%, 10/28/27(8)	746	628
		2,279

Utilities—0.3%
Cornerstone Generation LLC Tranche B 0.000%, 10/28/31(8)(12)	380	383
Hunterstown Generation LLC (3 month Term SOFR + 3.500%) 7.829%, 10/29/31(8)	978	983
South Field Energy LLC Tranche C (3 month PRIME + 3.750%) 8.079%, 8/29/31	13	13
Talen Energy Supply LLC 2024, Tranche B (2 month Term SOFR + 2.500%) 7.023%, 12/12/31(8)	40	40
WEC U.S. Holdings Ltd. (1 month Term SOFR + 2.250%) 6.803%, 1/27/31(8)	580	580
		1,999

Total Leveraged Loans (Identified Cost $106,496)		105,772

	Shares
Preferred Stocks—0.2%
Financials—0.2%
Capital Farm Credit ACA Series 1 144A, 5.000%(2)	525(14)	520
MetLife, Inc. Series D, 5.875%	478(14)	475

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
	Shares	Value
Financials—continued
Truist Financial Corp. Series Q, 5.100%	725(14)	$ 701
		1,696

Total Preferred Stocks (Identified Cost $1,710)		1,696

Common Stocks—0.0%
Consumer Discretionary—0.0%
ESC NMG Parent LLC(10)(15)	836	—
MYT Holding LLC Class B(10)(15)	42,729	9
West Marine(10)(15)	650	1
		10

Health Care—0.0%
Endo, Inc.(15)	3,340	79
Lannett Co., Inc.(10)(15)	4,574	—
		79

Total Common Stocks (Identified Cost $299)		89

Total Long-Term Investments—96.5% (Identified Cost $754,865)		744,913

Short-Term Investment—0.8%
Money Market Mutual Fund—0.8%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%)(16)	6,419,987	6,420
Total Short-Term Investment (Identified Cost $6,420)		6,420

Securities Lending Collateral—0.5%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.360%) (16)(17)	3,951,092	3,951
Total Securities Lending Collateral (Identified Cost $3,951)		3,951

TOTAL INVESTMENTS—97.8% (Identified Cost $765,236)		$755,284
Other assets and liabilities, net—2.2%		17,121
NET ASSETS—100.0%		$772,405
Abbreviations:
ABS	Asset-Backed Securities
ACA	American Capital Access Financial Guarantee Corp.
BDC	Business Development Companies
DAC	Designated Activity Company
JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLP	Limited Liability Partnership
LP	Limited Partnership
MSCI	Morgan Stanley Capital International
PIK	Payment-in-Kind Security
PLC	Public Limited Company
SOFR	Secured Overnight Financing Rate

Foreign Currencies:
BRL	Brazilian Real
CZK	Czech Koruna
MXN	Mexican Peso
MYR	Malaysian Ringgit
ZAR	South African Rand

Footnote Legend:
(1)	Par Value disclosed in foreign currency is reported in thousands.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2024, these securities amounted to a value of $406,782 or 52.7% of net assets.
(3)	Security in default; no interest payments are being received.
(4)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)	All or a portion of security is on loan.
(6)	Represents step coupon bond. Rate shown reflects the rate in effect as of December 31, 2024.
(7)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(8)	Variable rate security. Rate disclosed is as of December 31, 2024. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(9)	No contractual maturity date.
(10)	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Fair Value Hierarchy table located after the Schedule of Investments.
(11)	100% of the income received was in cash.
(12)	This loan will settle after December 31, 2024, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(13)	At December 31, 2024, the one-, three-, and six-month reference rates are published by ICE Benchmark Administration under a synthetic methodology. See the Notes to Financial Statements regarding the risk disclosure.
(14)	Value shown as par value.
(15)	Non-income producing.
(16)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(17)	Represents security purchased with cash collateral received for securities on loan.

See Notes to Schedule of Investments

VIRTUS Newfleet Multi-Sector Intermediate Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024
($ reported in thousands)
Country Weightings†
United States	78%
Mexico	2
Canada	2
United Kingdom	1
Ireland	1
Saudi Arabia	1
Indonesia	1
Other	14
Total	100%
† % of total investments as of December 31, 2024.
As of December 31, 2024, the Fund had the following unfunded loan commitments:
Borrower	Par Value	Commitment	Value	Unrealized Appreciation (Depreciation)
DG Investment Intermediate Holdings 2, Inc. 2024, 3/31/28	$68	$68	$69	$1
Hanger, Inc., 10/23/31	94	94	95	1
USALCO LLC, 9/30/31	78	77	78	—(1)
Total	$240	$239	$242	$2

(1)	Amount is less than $500 (not in thousands).
The following table summarizes the value of the Fund’s investments as of December 31, 2024, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Assets:
Debt Instruments:
U.S. Government Securities	$26,765	$—	$26,765	$—
Foreign Government Securities	84,230	—	84,230	—
Mortgage-Backed Securities	150,544	—	150,544	—
Asset-Backed Securities	98,705	—	98,705	—
Corporate Bonds and Notes	277,112	—	277,112	—(1)
Leveraged Loans	105,772	—	105,764	8
Equity Securities:
Preferred Stocks	1,696	—	1,696	—
Common Stocks	89	79	—	10(1)
Money Market Mutual Fund	6,420	6,420	—	—
Securities Lending Collateral	3,951	3,951	—	—
Total Investments	$755,284	$10,450	$744,816	$18

(1)	Includes internally fair valued securities currently priced at zero ($0).
Securities held by the Fund with an end of period value of $6 were transferred from Level 3 to Level 2 due to an increase in trading activities at period end.
Some of the Fund’s investments that were categorized as Level 3 may have been valued utilizing third party pricing information without adjustment. If applicable, such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of Level 3 investments.
Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the roll-forward of Level 3 securities and assumptions are not shown for the period ended December 31, 2024.
See Notes to Schedule of Investments

VIRTUS NEWFLEET MULTI-SECTOR INTERMEDIATE BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loans are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual Financials.